Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non Accrual Loans	$ 10,920	$ 17,496	$ 30,000
1-4 Family [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non Accrual Loans	1,564	1,602
Residential Developments [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non Accrual Loans	8,483	14,146
Commercial Real Estate Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non Accrual Loans	267	403
Consumer [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non Accrual Loans	486	737
Construction Industry [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non Accrual Loans	80	93
Commercial Business Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Non-Accrual Loans [Line Items]
Non Accrual Loans	$ 40	$ 515